Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Issued capital [member] [1]	Share premium [member] [1]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Total
Beginning balance at Dec. 31, 2016	$ 19	$ 576,512	$ (7,704)	$ (630)	$ 568,197
Statement Line Items [Line Items]
Net income			6,064		6,064
Other comprehensive income (loss)				2,235	2,235
Total comprehensive income			6,064	2,235	8,299
Share-based payments (Note 6)			7,006		7,006
Ending balance at Dec. 31, 2017	19	576,512	5,366	1,605	583,503
Statement Line Items [Line Items]
Net income			35,160		35,160
Other comprehensive income (loss)				(1,289)	(1,289)
Total comprehensive income			35,160	(1,289)	33,871
Share-based payments (Note 6)			6,439		6,439
Impact of implementing IFRS 9 and IFRS 15 at Dec. 31, 2017			(629)		(629)
Beginning balance at Dec. 31, 2017	19	576,512	4,737	1,605	582,874
Statement Line Items [Line Items]
Business combination with entity under common control (Note 26)			(9,904)		(9,904)
Acquisition of treasury shares (Note 19)		(4,875)			(4,875)
Contribution of equity, net of transaction costs	3	167,053			167,056
Ending balance at Dec. 31, 2018	22	738,690	36,432	316	775,460
Statement Line Items [Line Items]
Net income			57,899		57,899
Other comprehensive income (loss)				(1,824)	(1,824)
Total comprehensive income			57,899	(1,824)	56,075
Share-based payments (Note 6)			5,118		5,118
Impact of implementing IFRS 9 and IFRS 15 at Dec. 31, 2018			64		64
Beginning balance at Dec. 31, 2018	22	738,690	36,496	316	775,524
Statement Line Items [Line Items]
Acquisition of treasury shares (Note 19)		(5,780)			(5,780)
Contribution of equity, net of transaction costs	2	81,267			81,269
Ending balance at Dec. 31, 2019	$ 24	$ 814,177	$ 99,513	$ (1,508)	$ 912,206

[1]	Opera Limited, the Group's parent, was established in 2018. The amount of share capital in the prior period reflects the share capital of the parent at the time of incorporation, as if the share capital was contributed in 2016. In 2019, the amounts of share capital and other paid in capital have been amended by reclassifying amounts between the two equity components.